DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Investment Securities and Other Investments (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Accounting Policies [Abstract]
Financing receivable, nonaccrual status, threshold period past due	90 days
FHLB Stock, par value (in usd per share)	$ 100